Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash and Cash Equivalents

6.    CASH AND CASH EQUIVALENTS

a)	The details of cash and cash equivalents as of December 31, 2020 and 2019 are as follows:

	As of December 31,
	2020	2019
Cash and Cash Equivalents	ThCh$	ThCh$
Cash balances	42,660	31,416
Bank balances	330,471,774	24,960,269
Time deposits	591,570	14,600,772
Other fixed-income instruments	930,009	196,092,043
Total	332,036,013	235,684,500

Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment. Other fixed-income investments are mainly comprised of resale agreements maturing in 90 days or less from the date of investment. There are no restrictions for significant amounts of cash availability.

b)	The detail, by type of currency, of the above balance is as follows:

	As of December 31,
	2020	2019
Currency	ThCh$	ThCh$
Chilean peso	300,357,148	209,818,277
Argentinean peso	3,977,675	7,096,519
Euro	83,819	654,319
U.S. dollar	27,617,371	18,115,385
Total	332,036,013	235,684,500

c)	The following table records the components of “Other payments for operating activities” line item in the Statement of Cash Flows:

	2020	2019	2018
Other payments from operating activities	ThCh$	ThCh$	ThCh$
VAT tax debit	(135,096,018)	(123,065,058)	(111,371,155)
Emissions tax	(23,800,541)	(15,563,495)	(16,437,441)
Others	(11,394,034)	(15,871,496)	(9,543,503)
Total	(170,290,593)	(154,500,049)	(137,352,099)

d)	Reconciliation of liabilities arising from financing activities:

		Financing Cash Flows				Non-Cash Changes
Liabilities arising from financing activities	Balance as of 1-1-2020	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other changes	Balance as of 12-31-2020 (1)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	158,284,616	199,395	(150,878,247)	(137,759,315)	(288,438,167)	—	(1,893,193)	3,280,020	133,794,543	—	152,545,857	157,573,676
Long-term loans	2,470,532,068	484,520,001	(4,791,827)	—	479,728,174	—	12,628,182	(165,703,734)	2,646,905	—	(151,799,376)	2,648,032,219
Lease liabilities (Nota 21)	53,407,689	—	(4,940,582)	(1,492,089)	(6,432,671)	—	—	48,124	2,137,451	2,704,926	—	51,865,519
Assets held to cover liabilities arising from financing activities	(4,862,949)	708,062	—	—	708,062	—	(4,578,826)	(7,756,977)	—	—	—	(16,490,690)
Total	2,677,361,424	485,427,458	(160,610,656)	(139,251,404)	185,565,398	—	6,156,163	(170,132,567)	138,578,899	2,704,926	746,481	2,840,980,724

		Financing Cash Flows				Non-Cash Changes
Liabilities arising from financing activities	Balance as of 1-1-2019	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other changes	Balance as of 12-31-2019 (1)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	408,415,562	—	(350,652,302)	(133,788,145)	(484,440,447)	—	—	9,096,964	134,487,859	—	90,724,678	158,284,616
Long-term loans	2,140,557,500	283,799,437	—	—	283,799,437	—	7,924,704	137,637,204	—	—	(99,386,777)	2,470,532,068
Lease liabilities (Nota 21)	14,476,449	—	(4,498,202)	(641,609)	(5,139,811)	—	—	4,437,228	1,815,169	37,818,654	—	53,407,689
Assets held to cover liabilities arising from financing activities	(43,213,556)	1,823,783	—	—	1,823,783	—	38,471,730	(2,231,057)	—	—	286,151	(4,862,949)
Total	2,520,235,955	285,623,220	(355,150,504)	(134,429,754)	(203,957,038)	—	46,396,434	148,940,339	136,303,028	37,818,654	(8,375,948)	2,677,361,424

		Financing Cash Flows				Non-Cash Changes
Liabilities arising from financing activities	Balance as of 1-1-2018	From	Used	Interest paid	Total	Acquisition of subsidiaries	Changes in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other changes	Balance as of 12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	15,760,182	287,759,113	(168,360,646)	(115,801,821)	3,596,646	71,502,040	24,229,123	9,525,539	149,113,811	—	134,688,221	408,415,562
Long-term loans	769,169,018	1,278,023,491	(674,473,125)	—	603,550,366	649,261,789	2,541,108	261,981,228	—	—	(145,946,009)	2,140,557,500
Lease liabilities (Nota 21)	14,608,915	—	(1,889,685)	(739,070)	(2,628,755)	—	—	1,757,219	739,070	—	—	14,476,449
Assets held to cover liabilities arising from financing activities	(50,828,136)	—	—	—	—	(5,495,214)	21,619,259	(8,509,465)	—	—	—	(43,213,556)
Total	748,709,979	1,565,782,604	(844,723,456)	(116,540,891)	604,518,257	715,268,615	48,389,490	264,754,521	149,852,881	—	(11,257,788)	2,520,235,955

(1)	It relates to accrual of interest.